Concentration of Risk - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Concentration Risk [Line Items]
Revenue	$ 5,126,250	$ 3,382,432
Percentage of Revenue	100.00%	100.00%
Accounts receivable, gross	$ 1,152,951	$ 1,154,703
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue	$ 1,102,812
Percentage of Revenue	22.00%
Accounts receivable, gross	$ 167,787
Customer Concentration Risk [Member] | Others [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue	$ 4,023,438	$ 3,382,432
Percentage of Revenue	78.00%	100.00%
Accounts receivable, gross	$ 985,164	$ 1,154,703